Cash and cash equivalents	12 Months Ended
Mar. 31, 2022
Components of cash and cash equivalents:
Cash and cash equivalents

28 Cash and cash equivalents

	March 31,
	2021	2022
Cash on hand	472	255
Credit card collection in hand	76,193	167,837
Balances with bank	1,634,924	632,190
Total	1,711,589	800,282

Credit card collection in hand represents the amount of collection from credit cards swiped by the customers which is outstanding as at the year end and credited to Group’s bank accounts subsequent to the year end.

At March 31, 2022, the Group had available INR 99,051 (March 31, 2021: INR 5,226) of undrawn borrowing facilities.